11 Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Schedule of investments
(a)	Information on equity method investee

		Interest in total and			Net profit (loss)
		voting capital (%)			for the year	Equity
		Direct and indirect	2020	2019	2018	2020	2019

Jointly-controlled investment
RPR	(i)	33.20	(63,525)	29,687	6,358	32,217	93,025
Odebrecht Comercializadora de Energia S.A. ("OCE")	(ii)				(48)

Associate
Borealis	(iii)	20.00	6,019	17,622	(2,900)	161,363	164,086

(i)	RPR – its main activities are the refine, processing and sale and import of oil, its byproducts and correlated products.
(ii)	Entity closed in June 2018.
(iii)	Borealis – its main activities are the production and commercialization of petrochemical byproducts and correlated products.

Schedule of changes in investments
(b)	Changes in equity method investees

	Domestic associate
	Borealis	RPR	Other	Total

Balance at 2018	32,776	33,094	84	65,954

Dividends and interest on equity	(3,002)	(4,295)		(7,297)
Equity in results of investees	3,042	9,857		12,899
Other comprehensive income		(7,769)		(7,769)
Other			56	56

Balance at 2019	32,816	30,887	140	63,843

Dividends and interest on equity	(1,748)	(164)		(1,912)
Equity in results of investees	1,204	(21,093)		(19,889)
Other comprehensive income		1,067		1,067
Other			44	44

Balance at 2020	32,272	10,697	184	43,153

Schedule of impact on the consolidation of Braskem Idesa

If the investigation identifies evidence to support any of the allegations, such findings could affect the Company's business, financial condition, internal controls over financial reporting, and operating results, as well as the liquidity.

Balance sheet	Consolidated Braskem
	without the effect of Braskem Idesa consolidated			Braskem Idesa consolidated(i)			Eliminations		Consolidated
	2020	2019		2020	2019		2020	2019	2020	2019
Assets
Curent
Cash and cash equivalents	12,958,419	5,786,645		904,433	1,017,235				13,862,852	6,803,880
Financial investments	3,627,227	1,687,504							3,627,227	1,687,504
Trade accounts receivable	4,386,825	1,973,414		577,530	331,838		(232,376)	(19,502)	4,731,979	2,285,750
Inventories	7,876,485	7,028,641		507,165	596,443				8,383,650	7,625,084
Taxes recoverable	1,144,355	1,084,055		48,310	153,956				1,192,665	1,238,011
Income tax and social contribution	1,547,916	439,933							1,547,916	439,933
Derivatives	33,769	4,712							33,769	4,712
Judicial deposits		2,571,683								2,571,683
Other receivables	688,944	393,593		121,242	339,404				810,186	732,997

	32,263,940	20,970,180		2,158,680	2,438,876		(232,376)	(19,502)	34,190,244	23,389,554

Non-current
Financial investments	15,564	9,708							15,564	9,708
Taxes recoverable	847,399	2,257,652		225,338	66				1,072,737	2,257,718
Income tax and social contribution	72,267	239,847							72,267	239,847
Deferred tax	6,658,276	1,713,837		1,871,696	948,759				8,529,972	2,662,596
Related parties	9,122,666	6,729,486				(ii)	(9,122,666)	(6,729,486)
Derivatives	34,091	17,877							34,091	17,877
Judicial deposits	196,911	1,508,880							196,911	1,508,880
Other receivables	251,398	295,586		17,347	505				268,745	296,091
Investments	43,153	63,843							43,153	63,843
Property, plant and equipment	22,295,803	20,488,870		14,436,012	12,537,615	(iii)	(802,666)	(711,304)	35,929,149	32,315,181
Intangible	2,568,869	2,568,347		259,822	193,741				2,828,691	2,762,088
Right of use of assets	2,509,484	2,309,506		392,911	296,148				2,902,395	2,605,654

	44,615,881	38,203,439		17,203,126	13,976,834		(9,925,332)	(7,440,790)	51,893,675	44,739,483

Total assets	76,879,821	59,173,619		19,361,806	16,415,710		(10,157,708)	(7,460,292)	86,083,919	68,129,037

Liabilities and shareholders' equity
Current
Trade payables	9,753,762	8,903,168		424,929	233,323		(232,376)	(19,502)	9,946,315	9,116,989
Borrowings	1,318,931	774,924							1,318,931	774,924
Debentures	54,436	46,666							54,436	46,666
Braskem Idesa Borrowings				7,660,128	744,408				7,660,128	744,408
Payroll and related charges	776,134	598,147		38,432	25,576				814,566	623,723
Taxes payable	927,039	306,453		25,650	16,433				952,689	322,886
Income tax and social contribution	284,129	34,856							284,129	34,856
Lease	821,695	619,217		73,414	57,074				895,109	676,291
Provision - geological event in Alagoas	4,349,931	1,450,476							4,349,931	1,450,476
Other financial liabilities		516,933								516,933
Other payables	1,947,569	1,798,865		163,371	109,143				2,110,940	1,908,008

	20,233,626	15,049,705		8,385,924	1,185,957		(232,376)	(19,502)	28,387,174	16,216,160

Non-current
Loan agreements	40,413,192	28,242,052							40,413,192	28,242,052
Braskem Idesa Borrowings				4,399,110	9,237,318				4,399,110	9,237,318
Debentures	181,679	227,901							181,679	227,901
Accounts payable to related parties				9,140,064	6,714,236	(ii)	(9,140,064)	(6,714,236)
Loan to non-controlling shareholders of Braskem Idesa			(v)	3,222,493	2,395,887				3,222,493	2,395,887
Income tax and social contribution	576,174								576,174
Deferred income tax and social contribution	1,234,398	273,036							1,234,398	273,036
Provision for losses on subsidiaries	5,283,264	3,082,173				(iv)	(5,283,264)	(3,082,173)
Lease	1,962,235	1,767,314		350,542	233,291				2,312,777	2,000,605
Provision - geological event in Alagoas	4,825,846	1,932,591							4,825,846	1,932,591
Other payables	4,274,837	3,625,695		122,757	33,086				4,397,594	3,658,781

	58,751,625	39,150,762		17,234,966	18,613,818		(14,423,328)	(9,796,409)	61,563,263	47,968,171

Shareholders' equity
Attributable to theCompany's shareholders	(2,202,306)	4,886,089		(6,259,084)	(3,384,065)		6,259,084	3,383,274	(2,202,306)	4,885,298
Non-controlling interest in subsidiaries	96,876	87,063					(1,761,088)	(1,027,655)	(1,664,212)	(940,592)

	(2,105,430)	4,973,152		(6,259,084)	(3,384,065)		4,497,996	2,355,619	(3,866,518)	3,944,706

Total liabilities and shareholders' equity	76,879,821	59,173,619		19,361,806	16,415,710		(10,157,708)	(7,460,292)	86,083,919	68,129,037

(i)	Consolidation of Braskem Idesa with its direct subsidiary Braskem Idesa Serviços.

(ii)	Loan from Braskem Holanda as part of shareholders’ contribution to the Braskem Idesa project.

(iii)	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.

(iv)	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.

(v)	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.

Statement of profit or loss
	Consolidated Braskem
	without the effect of Braskem Idesa consolidated			Braskem Idesa consolidated			Eliminations			Consolidated
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018

Net revenue	55,779,528	49,961,286	54,851,243	4,046,581	3,050,420	3,766,371	(1,282,615)	(688,181)	(617,748)	58,543,494	52,323,525	57,999,866
Cost of products sold	(45,563,723)	(44,111,980)	(44,928,721)	(3,112,129)	(2,509,060)	(2,314,998)	1,344,438	741,922	667,062	(47,331,414)	(45,879,118)	(46,576,657)

	10,215,805	5,849,306	9,922,522	934,452	541,360	1,451,373	61,823	53,741	49,314	11,212,080	6,444,407	11,423,209

Income (expenses)
Selling and distribution	(1,609,844)	(1,582,794)	(1,495,507)	(242,211)	(200,661)	(193,672)				(1,852,055)	(1,783,455)	(1,689,179)
(Loss) reversals for impairment of trade accounts receivable	(55,074)	(4,772)	87,008	(178)	(2,297)					(55,252)	(7,069)	87,008
General and administrative	(1,739,541)	(2,082,002)	(1,669,277)	(179,350)	(141,269)	(123,576)	144	(909)	(332)	(1,918,747)	(2,224,180)	(1,793,185)
Research and development	(250,648)	(247,730)	(219,256)							(250,648)	(247,730)	(219,256)
Results from equity investments	(1,026,922)	(326,427)	76,821				1,007,524	336,645	(77,709)	(19,398)	10,218	(888)
Other income	748,923	2,102,684	656,725	1,826	305,750	370,497				750,749	2,408,434	1,027,222
Other expenses	(7,573,874)	(4,466,450)	(502,795)	(364,747)	19,508	(51,918)				(7,938,621)	(4,446,942)	(554,713)

	(1,291,175)	(758,185)	6,856,241	149,792	522,391	1,452,704	1,069,491	389,477	(28,727)	(71,892)	153,683	8,280,218

Financial results
Financial expenses	(3,851,233)	(3,009,471)	(2,227,544)	(1,505,628)	(1,205,412)	(1,090,019)	443,496	332,098	310,012	(4,913,365)	(3,882,785)	(3,007,551)
Financial income	1,032,530	1,135,118	867,185	11,150	47,534	31,879	(443,496)	(332,098)	(310,012)	600,184	850,554	589,052
Exchange rate variations, net	(4,823,269)	(1,768,850)	(2,014,205)	(482,125)	75,610	(232,064)	6,683	(31,280)	(10,714)	(5,298,711)	(1,724,520)	(2,256,983)

	(7,641,972)	(3,643,203)	(3,374,564)	(1,976,603)	(1,082,268)	(1,290,204)	6,683	(31,280)	(10,714)	(9,611,892)	(4,756,751)	(4,675,482)

(Loss) profit before income tax
and social contribution	(8,933,147)	(4,401,388)	3,481,677	(1,826,811)	(559,877)	162,500	1,076,174	358,197	(39,441)	(9,683,784)	(4,603,068)	3,604,736

IR and CSL - current and deferred	2,253,684	1,873,207	(639,394)	414,794	89,463	(97,157)				2,668,478	1,962,670	(736,551)
	2,253,684	1,873,207	(639,394)	414,794	89,463	(97,157)				2,668,478	1,962,670	(736,551)

(Loss) profit for the year	(6,679,463)	(2,528,181)	2,842,283	(1,412,017)	(470,414)	65,343	1,076,174	358,197	(39,441)	(7,015,306)	(2,640,398)	2,868,185

Statement of cash flows	Consolidated Braskem
	without the effect of Braskem Idesa consolidated			Braskem Idesa consolidated			Eliminations			Consolidated
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018

(Loss) profit before income tax and social contribution	(8,933,147)	(4,401,388)	3,481,677	(1,826,811)	(559,877)	162,500	1,076,174	358,197	(39,441)	(9,683,784)	(4,603,068)	3,604,736

Adjustments for reconciliation of profit (loss)
Depreciation and amortization	2,995,609	2,732,181	2,228,978	1,114,439	952,916	810,581	(61,967)	(52,832)	(48,982)	4,048,081	3,632,265	2,990,577
Results from equity investments	1,026,922	326,427	(76,821)				(1,007,524)	(336,645)	77,709	19,398	(10,218)	888
Interest andmonetary and exchange variations, net	8,541,980	3,050,987	4,658,342	1,921,975	1,062,843	1,344,888	(6,683)	31,280	10,714	10,457,272	4,145,110	6,013,944
Reversal of provisions	336,838	320,439	23,725							336,838	320,439	23,725
Provision - geological event in Alagoas	6,901,828	3,383,067								6,901,828	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(310,557)	(1,904,206)	(519,830)							(310,557)	(1,904,206)	(519,830)
Loss (reversals) for impairment of trade accounts receivable	55,252	7,069	(87,008)							55,252	7,069	(87,008)
Provision for losses and write-offs of long-lived assets	8,794	224,825	69,270		379	3,200				8,794	225,204	72,470

	10,623,519	3,739,401	9,778,333	1,209,603	1,456,261	2,321,169				11,833,122	5,195,662	12,099,502

Changes in operating working capital
Other financial assets	3,746,107	(3,680,460)								3,746,107	(3,680,460)
Financial investments	(1,860,827)	797,445	98,349							(1,860,827)	797,445	98,349
Trade accounts receivable	(2,247,729)	677,176	251,683	(152,971)	325,820	(7,348)	212,874	(107,950)	(20,917)	(2,187,826)	895,046	223,418
Inventories	(309,492)	825,236	(1,337,618)	56,958	42,581	(199,672)				(252,534)	867,817	(1,537,290)
Taxes recoverable	1,584,911	1,216,225	1,068,637	(52,357)	(20,798)	(46,395)				1,532,554	1,195,427	1,022,242
Prepaid expenses	(172,027)	85,549	(67,051)	465,812	117,183	(38,112)				293,785	202,732	(105,163)
Other receivables	44,513	(242,727)	(12,596)	352,590	(30,938)	(236,392)				397,103	(273,665)	(248,988)
Trade payables	(2,926,585)	330,633	1,113,381	137,895	(156,138)	209,077	(212,874)	107,950	20,917	(3,001,564)	282,445	1,343,375
Taxes payable	965,191	(485,309)	(828,222)	(515,430)	(84,484)	(149,026)				449,761	(569,793)	(977,248)
Advances from customers	224,764	176,189	(218,623)	(25,776)	21,776	18,665				198,988	197,965	(199,958)
Leniency agreement	(349,842)	(341,605)	(330,006)							(349,842)	(341,605)	(330,006)
Sundry provisions	(158,915)	(226,519)	(116,458)	13,560	10,971					(145,355)	(215,548)	(116,458)
Other payables	(1,399,928)	348,916	415,468	33,810	13,287	417,759				(1,366,118)	362,203	833,227

Cash generated from operations	7,763,660	3,220,150	9,815,277	1,523,694	1,695,521	2,289,725				9,287,354	4,915,671	12,105,002

Interest paid	(1,946,931)	(1,576,526)	(1,328,420)	(789,890)	(661,919)	(588,381)				(2,736,821)	(2,238,445)	(1,916,801)
Income tax and social contribution paid	(252,479)	(403,614)	(937,557)	(5,063)	(8,337)	(274)				(257,542)	(411,951)	(937,831)

Net cash generated by operating activities	5,564,250	1,240,010	7,549,300	728,741	1,025,265	1,701,070				6,292,991	2,265,275	9,250,370

Proceeds from the sale of fixed assets and intangible assets	33,140	12,590	95,133							33,140	12,590	95,133
Proceeds from the sale of investments			81,000									81,000
Funds received in the investments' capital reduction			2,254									2,254
Dividends received	4,822	3,513	41,791							4,822	3,513	41,791
Acquisitions to property, plant and equipment and intangible assets	(2,653,009)	(2,578,558)	(2,635,906)	(106,780)	(103,964)	(70,422)				(2,759,789)	(2,682,522)	(2,706,328)
Other investments			(2,167)									(2,167)

Net cash used in investing activities	(2,615,047)	(2,562,455)	(2,417,895)	(106,780)	(103,964)	(70,422)				(2,721,827)	(2,666,419)	(2,488,317)

Short-term and long-term debt
Acquired	13,049,459	20,586,103	4,301,626							13,049,459	20,586,103	4,301,626
Payments	(8,734,505)	(17,425,409)	(6,592,197)							(8,734,505)	(17,425,409)	(6,592,197)
Braskem Idesa borrowings
Acquired					3,497,622						3,497,622
Payments				(905,210)	(4,398,453)	(812,929)				(905,210)	(4,398,453)	(812,929)
Related parties
Acquired loans (payment of loans )			72,880	(37,618)		(72,880)				(37,618)
Lease	(610,392)	(407,320)		(51,676)	(46,870)					(662,068)	(454,190)
Dividends paid	(2,380)	(668,904)	(1,499,900)							(2,380)	(668,904)	(1,499,900)
Other financial liabilities	(534,456)	499,999								(534,456)	499,999

Cash generated (used) in financing activities	3,167,726	2,584,469	(3,717,591)	(994,504)	(947,701)	(885,809)				2,173,222	1,636,768	(4,603,400)

Exchange variation on cash of foreign subsidiaries	1,054,845	(59,659)	(309,941)	259,741	80,278	(76,168)				1,314,586	20,619	(386,109)

Increase in cash and cash equivalents	7,171,774	1,202,365	1,103,873	(112,802)	53,878	668,871				7,058,972	1,256,243	1,772,544

Represented by
Cash and cash equivalents at the beginning for the year	5,786,645	4,584,280	3,480,407	1,017,235	963,357	294,686				6,803,880	5,547,637	3,775,093
Cash and cash equivalents at the end for the year	12,958,419	5,786,645	4,584,280	904,433	1,017,235	963,357				13,862,852	6,803,880	5,547,637

Increase in cash and cash equivalents	7,171,774	1,202,365	1,103,873	(112,802)	53,878	668,671				7,058,972	1,256,243	1,772,544